AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 18, 2014

FILE NOS. 33-21677 AND 811-05547

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 85	☑

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 88	☑

LAUDUS TRUST

(Exact Name of Registrant as Specified in Charter)

211 Main Street, San Francisco, California 94105

(Address of Principal Executive Offices) (Zip code)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Marie Chandoha

211 Main Street, San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq.	John M. Loder, Esq.	David J. Lekich, Esq.
Dechert LLP 1900 K Street, N.W. Washington, DC 20006	Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600	Charles Schwab Investment Management, Inc.
211 Main Street
SF211MN-05-491 San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☑	On July 29, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 85 to the Registration Statement of Laudus Trust (the “Registrant”) is being filed, pursuant to paragraph (b)(l)(iii) of Rule 485 of the Securities Act of 1933, as amended, for the sole purpose of delaying, until July 29, 2014, the effectiveness of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A, filed on May 20, 2014 pursuant to paragraph (a) of Rule 485 of the 1933 Act (Accession Number: 0001193125-14-206622).

This Post-Effective Amendment No. 85 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 84.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 85 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 18th day of July, 2014.

LAUDUS TRUST
Registrant

Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 18th day of July, 2014.

Signature	Title

Charles R. Schwab*	Chairman and Trustee
Charles R. Schwab

Walter W. Bettinger, II*	Trustee
Walter W. Bettinger, II

Mariann Byerwalter*	Trustee
Mariann Byerwalter

John F. Cogan*	Trustee
John F. Cogan

David L. Mahoney*	Trustee
David L. Mahoney

Kiran M. Patel*	Trustee
Kiran M. Patel

Gerald B. Smith*	Trustee
Gerald B. Smith

Joseph H. Wender*	Trustee
Joseph H. Wender

Marie Chandoha*	President and Chief Executive Officer
Marie Chandoha

George Pereira*	Treasurer and Chief Financial Officer
George Pereira

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney